Acquisition of Lixin Cayman (Details)		1 Months Ended		12 Months Ended
		Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) ¥ / shares
Acquisition of Lixin Cayman (Details) [Line Items]
Exchange rate | (per share)					$ 1	¥ 7.0086
Finite useful life				3 years
Other intangible assets	[1]			$ 243,072
Operating income and net income, description					The amount of operating income and net income what resulted from the acquisition and included in the consolidated statements of operations and comprehensive income (loss) during the year ended December 31, 2019 were $280,972 and $192,483, respectively.
Deferred income tax benefits					$ 212,560	¥ 212,560
Roan and Lixin [Member]
Acquisition of Lixin Cayman (Details) [Line Items]
Amortization of intangible assets					$ 850,240
Business Combination [Member]
Acquisition of Lixin Cayman (Details) [Line Items]
Purchase agreement, Description					Under the terms of the purchase agreement, the consideration was $39.38 million (RMB 276.00 million). As per an independent valuation report issued by a professional valuation firm dated on December 20, 2019, the fair value of 65.0177% equity interest in Lixin Cayman and its subsidiaries was $31.09 million (RMB 217.88 million). The consideration was paid by Class B convertible preferred share which was equivalent to $31.09 million (RMB 217.88 million) and at $0.1065 per Class B convertible preferred share. On December 20, 2019, the Company issued 291,795,150 shares of Class B convertible preferred shares.
Lixin Bvi [Member]
Acquisition of Lixin Cayman (Details) [Line Items]
Cash consideration transferred		$ 427,318	¥ 2,858,600
Lixin Bvi [Member] | Business Combination [Member]
Acquisition of Lixin Cayman (Details) [Line Items]
Equity interest		1.00%	1.00%		65.0177%	65.0177%

[1]	Approximately $0.24 million of other intangible assets arising from the acquisition was mainly for the assembled workforce.